Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
Weighted-average fair value at grant date	$43.14	$9.12
Weighted average assumptions used in the fair value models
Share price	$109.67	$25.83
Risk-free interest rate	1.39%	0.84%
Expected life	6.33 years	6.25 years
Expected volatility	40.45%	36.24%
Expected annual dividend per share	0.47%	0.00%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2020	3,790,104	$42.32
Granted	1,658,100	26.89
Forfeited/Cancelled	(226,850)	44.42
Exercised [a]	(718,232)	26.03
Balance as at January 31, 2021	4,503,122	38.28
Granted	513,300	109.88
Forfeited/Cancelled	(38,350)	50.14
Exercised [b]	(1,668,032)	38.96
Balance as at January 31, 2022	3,310,040	$48.90

[ a]	The weighted average stock price on these exercised stock options was $70.66.

[b]	The weighted average stock price on these exercised stock options was $117.09.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2022:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	48,150	$20.39	4.3	48,150	$20.39
$24 to $28	1,399,426	26.67	8.0	216,226	26.74
$36 to $40	162,600	39.45	5.4	162,600	39.45
$40 to $44	49,575	40.42	6.5	38,100	40.49
$44 to $48	749,190	46.15	7.4	214,992	46.16
$60 to $64	350,374	62.69	6.4	190,986	62.69
$64 to $68	34,125	64.15	7.9	14,975	64.15
$68 to $72	9,000	69.50	8.6	2,250	69.50
$108 to $112	499,400	109.66	9.2	—	—
$120 to $124	8,200	123.03	9.6	—	—
Balance as at January 31, 2022	3,310,040	$48.90	7.7	888,279	$42.48
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2021:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$16 to $20	700	$16.34	5.0	700	$16.34
$20 to $24	324,450	20.37	5.4	324,450	20.37
$24 to $28	1,710,050	26.69	8.9	112,250	27.10
$36 to $40	703,975	39.45	6.4	475,750	39.45
$40 to $44	59,975	40.44	7.5	29,450	40.54
$44 to $48	1,030,425	46.16	8.4	219,678	46.19
$60 to $64	623,847	62.69	7.4	297,221	62.69
$64 to $68	40,700	64.15	8.9	9,875	64.15
$68 to $72	9,000	69.50	9.6	—	—
Balance as at January 31, 2021	4,503,122	$38.28	7.9	1,469,374	$40.18